Pension and Other Postretirement Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	$ 2,157	$ 1,868	$ 1,871
Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	1,034	872
Pension Benefits | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	611	530
Pension Benefits | Alternatives
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	394	344
Pension Benefits | Insurance Contract
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	36	42
Pension Benefits | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	82	80
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	58	58	58
Other Postretirement Benefits | Deposit Administration Fund
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	58	58
Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	383	355
Level 1 | Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	383	355
Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	1,576	1,322
Level 2 | Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	651	517
Level 2 | Pension Benefits | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	609	530
Level 2 | Pension Benefits | Alternatives
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	234	195
Level 2 | Pension Benefits | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	82	80
Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	256	249	250
Level 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	198	191
Level 3 | Pension Benefits | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	2
Level 3 | Pension Benefits | Alternatives
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	160	149
Level 3 | Pension Benefits | Insurance Contract
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	36	42
Level 3 | Other Postretirement Benefits | Deposit Administration Fund
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement plan assets	$ 58	$ 58